CLOSURE AND RECLAMATION PROVISIONS	12 Months Ended
Dec. 31, 2024
CLOSURE AND RECLAMATION PROVISIONS
CLOSURE AND RECLAMATION PROVISIONS

15.   CLOSURE AND RECLAMATION PROVISIONS

The following table summarizes the changes in closure and reclamation provisions:

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Changes in estimate (1)	(1,259)	7,231	349	(128)	3,883	10,076
Reclamation expenditures	(259)	(2,035)	-	-	-	(2,294)
Accretion	924	922	636	619	450	3,551
Effect of changes in foreign exchange rates	-	(1,799)	-	-	-	(1,799)
Balance as at December 31, 2024	15,356	14,677	15,470	14,724	15,110	75,337
Less: current portion	(86)	(4,424)	-	-	-	(4,510)
Non-current portion	15,270	10,253	15,470	14,724	15,110	70,827
(1) The change in estimate for the San Jose mine of $7.2 million was included in other expenses in the Company's consolidated statements of income (loss) (see Note 22).

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Balance as at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Changes in estimate	2,215	949	2,442	261	3,692	9,559
Reclamation expenditures	(1,011)	(192)	-	-	-	(1,203)
Accretion	790	777	529	597	295	2,988
Effect of changes in foreign exchange rates	-	1,154	-	-	-	1,154
Balance as at December 31, 2023	15,950	10,358	14,485	14,233	10,777	65,803
Less: current portion	(3,804)	(1,261)	-	-	-	(5,065)
Non-current portion	12,146	9,097	14,485	14,233	10,777	60,738

The following table summarizes certain key inputs used in determining the present value of reclamation costs related to mine and development sites:

	Caylloma $	San Jose $	Lindero $	Yaramoko $	Séguéla $	Total $
Undiscounted uninflated estimated cash flows	18,087	16,917	16,616	15,127	16,891	83,638
Discount rate	6.12%	10.42%	4.86%	3.66%	3.81%
Inflation rate	3.20%	4.34%	2.63%	2.45%	2.19%

The Company is expecting to incur progressive reclamation costs throughout the life of its mines.